Stock Options and Other Share-Based Payments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional disclosures, stock options
Stock-based compensation expense (in dollars)	$ 10	$ 5	$ 34	$ 22	$ 18
Liberty Incentive Plan | Stock options
Additional disclosures, stock options
Annualized forfeiture rate (as a percent)			10.00%
Stock-based compensation expense (in dollars)			29	18	15
Total unrecognized compensation cost related to unvested options, net of estimated forfeitures			$ 64
LINTA | Stock options
Assumptions used to determine the fair value of options as of the date of grant using the Black Scholes option pricing model
Weighted average expected volatility (as a percent)			41.90%	44.80%	46.40%
Expected term			5 years 2 months 12 days	5 years 10 months 24 days	4 years 7 months 6 days
Risk free interest rate (as a percent)			0.80%		2.30%
Risk free interest rate, minimum (as a percent)				1.20%
Risk free interest rate, maximum (as a percent)				2.50%
Additional disclosures, stock options
Weighted average life			4 years	4 years 1 month 6 days	4 years 10 months 24 days
LVNTA | Stock options
Assumptions used to determine the fair value of options as of the date of grant using the Black Scholes option pricing model
Weighted average expected volatility (as a percent)			49.90%
Expected term			4 years 10 months 24 days
Risk free interest rate (as a percent)			0.60%
Expected dividend yield (as a percent)			0.00%
Additional disclosures, stock options
Weighted average life			5 years 7 months 6 days